Derivative Instruments and Hedge Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2009
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedge Activities

Note 17—Derivative Instruments and Hedge Activities

The Company recognizes derivative financial instruments at fair value regardless of the purpose or intent for holding the instrument. The Company records derivative assets and derivative liabilities on the Consolidated Statements of Financial Condition within accrued interest receivable and other assets and accrued interest payable and other liabilities, respectively. The following tables present the fair value of the Company’s derivative financial instruments and classification on the Consolidated Statements of Financial Condition as of September 30, 2017 and December 31, 2016:

	September 30, 2017			December 31, 2016
		Fair Value			Fair Value
	Notional Amount	Other Assets	Other Liabilities	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as hedging instruments
Interest rate swaps designated as cash flow hedges	$250,000	$3,265	$545	$100,000	$3,719	$—
Derivatives not designated as hedging instruments
Other interest rate swaps	81,712	648	645	51,213	598	559
Total derivatives	$331,712	$3,913	$1,190	$151,213	$4,317	$559

Interest rate swaps designated as cash flow hedges—Cash flow hedges of interest payments associated with certain FHLB advances had notional amounts totaling $250.0 million as of September 30, 2017. The aggregate fair value of the swaps is recorded in other assets or other liabilities with changes in fair value recorded in other comprehensive income (loss), net of taxes, to the extent effective. The amount included in accumulated other comprehensive income (loss) would be reclassified to current earnings when the hedged FHLB advances affect earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in fair value of the derivative hedging instrument with the changes in fair value of the designated hedged transactions. The Company expects the hedges to remain highly effective during the remaining terms of the swaps and did not recognize any hedge ineffectiveness in current earnings during the three or nine months ended September 30, 2017 and 2016.

Interest expense recorded on these swap transactions totaled $159,000 and $426,000 during the three and nine months ended September 30, 2017, respectively, and is reported as a component of interest expense on FHLB advances. Interest expense recorded on swap transactions totaled $4,000 during the three and nine months ended September 30, 2016. At September 30, 2017, the Company estimates $249,000 of the unrealized gain to be reclassified as an increase to interest expense during the next twelve months.

The following table reflects the net gains (losses) recorded in accumulated other comprehensive income (loss) and the Consolidated Statements of Operations relating to the cash flow derivative instruments for the nine months ended September 30, 2017.

	Amount of Gain Recognized in OCI (Effective Portion)	Amount of Loss Reclassified from OCI to Income as an Increase to Interest Expense	Amount of Gain (Loss) Recognized in Other Non-Interest Income (Ineffective Portion)
Interest rate swaps	$(1,408)	$(426)	$—

Other interest rate swaps—The total combined notional amount was $81.7 million with maturities ranged from January 2020 to August 2027. The fair values of the interest rate swap agreements are reflected in other assets and other liabilities with corresponding gains or losses reflected in non-interest income. During the three and nine months ended September 30, 2017, transaction fees related to these derivative instruments were $40,000 and $219,000, respectively. During the three and nine months ended September 30, 2016, transaction fees were $191,000 and $580,000, respectively.

The following table reflects other interest rate swaps as of September 30, 2017:

Notional amounts	$81,712
Derivative assets fair value	648
Derivative liabilities fair value	645
Weighted average pay rates	4.26%
Weighted average receive rates	3.68%
Weighted average maturity	6.1 years

Credit risk—Derivative instruments are inherently subject to market risk and credit risk. Market risk is associated with changes in interest rates and credit risk relates to the Company’s risk of loss when the counterparty to a derivative contract fails to perform according to the terms of the agreement. Market and credit risks are managed and monitored as part of the Company’s overall asset-liability management process. The credit risk related to derivatives entered into with certain qualified borrowers is managed through the Company’s loan underwriting process. The Company’s loan underwriting process also approves the Bank’s swap counterparty used to mirror the borrowers’ swap. The Company has a bilateral agreement with each swap counterparty that provides that fluctuations in derivative values are to be fully collateralized with either cash or securities. The credit valuation adjustment (“CVA”) is a fair value adjustment to the derivative to account for this risk. During the three and nine months ended September 30, 2017, the CVA resulted in a decrease to non-interest income of $6,000 and $36,000, respectively. During the three and nine months ended September 30, 2016, the CVA resulted in a decrease to non-interest income of $14,000 and $51,000, respectively.

The Company has agreements with its derivative counterparties that contain a cross-default provision under which if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations. The Company also has agreements with certain derivative counterparties that contain a provision where if the Company fails to maintain its status as a well or adequately capitalized institution, then the counterparty could terminate the derivative positions and the Company would be required to settle its obligations resulted in a net asset position.

The Company records interest rate derivatives subject to master netting agreements at their gross value and does not offset derivative asset and liabilities on the Consolidated Statements of Financial Condition. The table below summarizes the Company’s interest rate derivatives and offsetting positions as of September 30, 2017:

	Derivative Assets Fair Value	Derivative Liabilities Fair Value
Gross amounts recognized	$3,913	$1,190
Less: Amounts offset in the Consolidated Statements of Financial Condition	—	—
Net amount presented in the Consolidated Statements of Financial Condition	$3,913	$1,190
Gross amounts not offset in the Consolidated Statements of Financial Condition
Offsetting derivative positions	(677)	(677)
Collateral posted	(2,949)	(502)
Net credit exposure	$287	$11

Note 22—Derivative Instruments and Hedging Activities

        During 2016, the Company entered into interest rate swaps that are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts and its known or expected cash payments principally related to certain variable rate borrowings. The Company also entered into interest rate swaps with certain qualified borrowers to facilitate the borrowers' risk management strategies and concurrently entered into mirror-image derivatives with a third party counterparty. There were no interest rate swap agreements entered into during 2015.

        The Company recognizes derivative financial instruments at fair value regardless of the purpose or intent for holding the instrument. The Company records derivative assets and derivative liabilities on the Consolidated Statements of Financial Condition within accrued interest receivable and other assets and accrued interest payable and other liabilities, respectively. The following table presents the fair value of the Company's derivative financial instruments and classification on the Consolidated Statements of Financial Condition as of December 31, 2016:

			Derivative Liabilities
	Derivative Assets
				Fair Value
	Classification	Fair Value	Classification
Derivatives designated as hedging instruments
Interest rate swaps designated as cash flow hedges	Other assets	$3,719	Other liabilities	$—
Total derivatives designated as hedging instruments		$3,719		$—
Derivatives not designated as hedging instruments
Other interest rate swaps	Other assets	$598	Other liabilities	$559
Total derivatives not designated as hedging instruments		$598		$559

        Interest rate swaps designated as cash flow hedges—Cash flow hedges of interest payments associated with certain FHLB advances had notional amounts totaling $100.0 million as of December 31, 2016. The aggregate fair value of the swaps is recorded in other assets (liabilities) with changes in fair value recorded in other comprehensive income (loss), net of taxes, to the extent effective. The amount included in accumulated other comprehensive income (loss) would be reclassified to current earnings when the hedged FHLB advances affect earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in fair value of the derivative hedging instrument with the changes in fair value of the designated hedged transactions. The Company expects the hedges to remain highly effective during the remaining terms of the swaps and did not recognize any hedge ineffectiveness in current earnings during the year ended December 31, 2016.

        The following table reflects the cash flow hedges as of December 31, 2016:

Effective Date	Maturity Date	Notional Amount	Fair Value as of December 31, 2016
September 20, 2016	September 20, 2021	$25,000	$853
September 20, 2016	September 20, 2021	25,000	895
December 20, 2016	December 20, 2021	25,000	1,111
December 20, 2016	December 20, 2021	25,000	860

		$100,000	$3,719

        Interest expense recorded on these swap transactions totaled $40,000 during 2016 and is reported as a component of interest expense on FHLB advances. At December 31, 2016, the Company estimates $40,000 of the unrealized gain to be reclassified as a reduction of interest expense during the next twelve months.

        The following table reflects the net gains (losses) recorded in accumulated other comprehensive income (loss) and the Consolidated Statements of Operations relating to the cash flow derivative instruments for the year ended December 31, 2016:

	Amount of Gain Recognized in OCI (Effective Portion)	Amount of Loss Reclassified from OCI to Income as an Increase to Interest Expense	Amount of Gain (Loss) Recognized in Other Non-Interest Income (Ineffective Portion)
Interest rate swaps	$3,724	$(40)	$—

        Other interest rate swaps—During 2016, the Company entered into nine interest rate swap agreements with borrowers and simultaneously entered into an offsetting interest rate derivative transactions with counterparties. The total combined notional amount was $51.2 million with maturities ranged from April 2023 to October 2026. The fair values of the interest rate swap agreements are reflected in other assets and other liabilities with corresponding gains or losses reflected in non-interest income. During the year ended December 31, 2016, transaction fees related to these derivative instruments were $679,000.

        The following table reflects other interest rate swaps as of December 31, 2016:

Notional amounts	$51,213
Derivative assets fair value	598
Derivative liabilities fair value	559
Weighted average pay rates	4.08%
Weighted average receive rates	2.91%
Weighted average maturity	7.9 years

        Credit risk—Derivative instruments are inherently subject to market risk and credit risk. Market risk is associated with changes in interest rates and credit risk relates to the Company's risk of loss when the counterparty to a derivative contract fails to perform according to the terms of the agreement. Market and credit risks are managed and monitored as part of the Company's overall asset-liability management process. The credit risk related to derivatives entered into with certain qualified borrowers is managed through the Company's loan underwriting process. The Company's loan underwriting process also approves the Bank's swap counterparty used to mirror the borrowers' swap. The Company has a bilateral agreement with each swap counterparty that provides that fluctuations in derivative values are to be fully collateralized with either cash or securities. The credit valuation adjustment ("CVA") is a fair value adjustment to the derivative to account for this risk. During the year ended December 31, 2016, the CVA resulted in an increase to non-interest income of $39,000.

        The Company has agreements with its derivative counterparties that contain a cross-default provision under which if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations. The Company also has agreements with certain derivative counterparties that contain a provision where if the Company fails to maintain its status as a well or adequately capitalized institution, then the counterparty could terminate the derivative positions and the Company would be required to settle its obligations under the agreements. As of December 31, 2016, derivatives with counterparties resulted in a net asset position.

        The Company records interest rate derivatives subject to master netting agreements at their gross value and does not offset derivative asset and liabilities on the Consolidated Statements of Financial Condition. The table below summarizes the Company's interest rate derivatives and offsetting positions as of December 31, 2016:

	Derivative Assets Fair Value	Derivative Liabilities Fair Value
Gross amounts recognized	$4,317	$559
Less: Amounts offset in the Consolidated Statements of Financial Condition	—	—
Net amount presented in the Consolidated Statements of Financial Condition	$4,317	$559
Gross amounts not offset in the Consolidated Statements of Financial Condition
Offsetting derivative positions	—	—
Collateral posted	(4,317)	—
Net credit exposure	$—	$559

        As of December 31, 2016, the counterparties posted collateral of $4.8 million, which resulted in excess collateral with the Company. For purposes of this disclosure, the amount of posted collateral by the counterparties is limited to the amount offsetting the derivative asset.

        In February 2017 and March 2017, the Company executed four additional cash flow hedges totaling $100.0 million in notional value with maturity dates in March 2022.